Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Non-Current Receivables

Other non-current receivables consist of the following:

	31/12/18	31/12/17	01/01/17
Security deposits for lease contracts	3,984	641	852
Receivable from extraordinary disposal	549	761	986
Other	—	—	299

Total	4,533	1,402	2,137